SCHEDULE OF OTHER LONG TERM ASSETS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Impairment Effects on Earnings Per Share [Line Items]
Other long-term assets	$ 74
Total other long-term assets	31,057	$ 1,905,983
Security Deposit Ethos Management Loan [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total other long-term assets		1,875,000
Security Deposits Leased Facilities [Member]
Impairment Effects on Earnings Per Share [Line Items]
Total other long-term assets	$ 30,983	$ 30,983